Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-2

Collection Period	09/01/20-09/30/20
Determination Date	10/9/2020
Distribution Date	10/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$771,268,718.80
2.	Collections allocable to Principal		$28,085,562.61
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$802,106.76
5.	Pool Balance on the close of the last day of the related Collection Period		$742,381,049.43
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		53,339
7.	Initial Pool Balance		$1,368,421,077.86
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$111,080,606.27	$88,479,698.46
	c. Class A-2b Floating Rate Note Balance	$30,898,638.76	$24,611,877.20
	d. Class A-3 Note Balance	$429,120,000.00	$429,120,000.00
	e. Class A-4 Note Balance	$101,640,000.00	$101,640,000.00
	f. Class B Note Balance	$38,320,000.00	$38,320,000.00
	g. Class C Note Balance	$32,160,000.00	$32,160,000.00
	h. Class D Note Balance	$23,260,000.00	$23,260,000.00
	i. Note Balance (sum a - h)	$766,479,245.03	$737,591,575.66
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.3089864	0.2461188
	c. Class A-2b Floating Rate Note Pool Factor	0.3089864	0.2461188
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5615233	0.5403601
10.	Overcollateralization Target Amount		$4,789,473.77
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,789,473.77
12.	Weighted Average Coupon		8.70%
13.	Weighted Average Original Term	months	66.78
14.	Weighted Average Remaining Term	months	46.28
15.	1-Month LIBOR for the interest period ending 10/14/2020		0.15238%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 10/14/2020		0.35238%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,678,996.36
	b. Liquidation Proceeds allocable to Finance Charge		$4,142.11
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,683,138.47
18.	Principal:
	a. Collections allocable to Principal		$28,085,562.61
	b. Liquidation Proceeds allocable to Principal		$663,726.28
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$28,749,288.89
19.	Total Finance Charge and Principal Collections (17d + 18d)		$34,432,427.36
20.	Interest Income from Collection Account		$1,241.99
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$34,433,669.35

Available Funds
23.	Available Collections	$34,433,669.35
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$34,433,669.35
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$642,723.93
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$642,723.93
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$249,005.69
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$249,005.69
	i. Class A-2b Monthly Interest	$9,073.39
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$9,073.39
	m. Class A-3 Monthly Interest	$958,368.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	958,368.00
	q. Class A-4 Monthly Interest	$234,619.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$234,619.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$96,119.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$96,119.33
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$84,688.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$84,688.00
34.	Tertiary Principal Distributable Amount	$838,195.60
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$66,097.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$66,097.17

36.	Quaternary Principal Distributable Amount	$23,260,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$26,438,890.11
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$4,789,473.77
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,683,138.47
	b. Total Daily Deposits of Principal Collections	$28,749,288.89
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,241.99
	e. Total Deposits to Collection Account (sum a - d)	$34,433,669.35
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$642,723.93
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$30,585,639.95
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,205,305.47
	f. Total Withdrawals from Collection Account (sum a - e)	$34,433,669.35
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$249,005.69
	c. Class A-2b Interest Distribution	$9,073.39
	d. Class A-3 Interest Distribution	$958,368.00
	e. Class A-4 Interest Distribution	$234,619.00
	f. Class B Interest Distribution	$96,119.33
	g. Class C Interest Distribution	$84,688.00
	h. Class D Interest Distribution	$66,097.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$22,600,907.81
	k. Class A-2b Principal Distribution	$6,286,761.56
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$30,585,639.95
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$22,849,913.50
	c. Class A-2b Distribution	$6,295,834.95
	d. Class A-3 Distribution	$958,368.00
	e. Class A-4 Distribution	$234,619.00
	f. Class B Distribution	$96,119.33
	g. Class C Distribution	$84,688.00
	h. Class D Distribution	$66,097.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$30,585,639.95

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,205,305.47
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,205,305.47
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,421,052.69
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,421,052.69
51.	Investment Earnings	$140.21
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,421,192.90
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$140.21
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,421,052.69
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$642,723.93
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$30,585,639.95
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,205,305.47
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$140.21
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$22,849,913.50
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$6,295,834.95
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$958,368.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$234,619.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$96,119.33
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$84,688.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$66,097.17
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,205,305.47

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	891	$13,935,074.63
	b. 61 to 90 days past due	385	$5,966,151.39
	c. 91 to 120 days past due	123	$1,723,292.83
	d. 121 or more days past due	1	$481.96
	e. Total Past Due (sum a - d)	1,400	$21,625,000.81
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.9129%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	56	$802,106.76
77.	Recoveries	252	$667,868.39
78.	Net Losses (Ln 76 - Ln 77)		$134,238.37
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0174%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,574	$23,701,691.68
81.	Recoveries	1,182	$9,348,638.40
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$14,353,053.28
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.0489%
84.	Average Net Loss on Defaulted Receivables		$9,118.84

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$4,490,339.88
86.	Pool Balance on the close of the last day of the preceding Collection Period		$771,268,718.80
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.58%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,553,998,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 9, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer